Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current assets
Cash and cash equivalents	$ 28,463	$ 17,536
Investment	4,600,344	7,971,856
Investment - related party	3,378,706	74,503
Amounts due from non-VIE subsidiaries of the Company	926,161	1,114,579
Other assets	577,968	432,927
Total current assets	9,511,642	9,611,401
Non-current assets
Other assets	80,796	169,871
Total Assets	9,592,437	9,781,272
Current liabilities
Accounts and other payable	104,588	790,375
Customer advances	225,129	237,923
Amounts due to related party	395,590	94,771
Amounts due to non-VIE subsidiaries of the Company	1,228,332	1,334,938
Provision for taxation	1,796,580	1,854,113
Total Liabilities	3,750,218	4,312,120
Results of Operations:
Net revenues	11,159	2,744,277	$ 4,271,966
Net loss	(922,923)	1,767,306	1,918,839
Net cash provided by operating activities	(56,317)	2,278,534	2,349,945
Net cash used in investing activities	71,399	(4,610,931)	(4,755,442)
Net cash provided by financing activities	$ 310,577	$ 96,137	$ 99,150